BUSINESS COMBINATION (Details 6) - Estrela Group [Member] - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	R$ 763,412	R$ 1,019,278
Profit and loss	R$ (16,912)	R$ (36,778)